Shareholder Report, Line Graph (Details) 193026_NEOS Real Estate High Income ETF_TF_TSR Annual {TF} - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
NEOS Real Estate High Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		NEOS Real Estate High Income ETF NAV
Accumulated Value	$ 10,000	$ 10,885
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Total Return Index
Accumulated Value	10,000	$ 11,861
Dow Jones U.S. Real Estate Capped Index (USD) TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Real Estate Capped Index (USD) TR
Accumulated Value	$ 10,000	$ 10,562